Segment Information - Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Sales revenue	¥ 21,688,767	¥ 20,428,802	¥ 16,907,725
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	10,469,881	9,790,648	9,038,952
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	21,688,767	20,428,802	16,907,725
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	3,329,692	3,054,330	2,937,148
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,845,609	2,634,505	2,409,584
United States [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	5,441,006	4,914,193	4,373,329
United States [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	11,388,564	10,343,985	7,905,936
Other Countries [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	1,699,183	1,822,125	1,728,475
Other Countries [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ 7,454,594	¥ 7,450,312	¥ 6,592,205